Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Highlights [Line Items]
Units (in shares)	19,067,779	20,020,744
Net Assets	$ 95,579,179	$ 93,006,006	$ 91,245,817	$ 88,677,532
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 26,840,000	$ 22,193,000	$ 20,179,000	$ 17,222,000	$ 14,635,000
Units
Financial Highlights [Line Items]
Units (in shares)	19,068,000	20,021,000	20,711,000	21,671,000	22,072,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.20	$ 3.15	$ 3.07	$ 2.96	$ 2.85
Units | Maximum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.81	$ 3.73	$ 3.61	$ 3.46	$ 3.31
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 68,739,000	$ 70,813,000	$ 71,067,000	$ 71,456,000	$ 69,745,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	2.74%	3.06%	3.10%	3.51%	3.16%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.60%	0.60%	0.60%	0.60%	0.60%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.20%	1.20%	1.20%	1.20%	1.20%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	1.55%	2.65%	3.66%	3.85%	7.83%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	2.16%	3.27%	4.28%	4.47%	8.48%